Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012 Y	May 29, 2011	May 30, 2010
Minimum vesting period, in years (years)	1
Maximum vesting period, in years (years)	4
Restricted stock/restricted stock units
Unrecognized compensation cost related to unvested stock options granted	$ 4.6
Unrecognized compensation cost, period of recognition, in years (years)	2.5
Fair market value on grant date	10.0	9.1	9.4
Darden Stock Units
Unrecognized compensation cost related to unvested stock options granted	48.7
Unrecognized compensation cost, period of recognition, in years (years)	2.9
Fair market value on grant date	$ 12.1
Minimum vesting period, in years (years)	4
Maximum vesting period, in years (years)	5